Capital and financing transactions	6 Months Ended
Apr. 30, 2026
Text Block [Abstract]
Capital and financing transactions
10.	Capital and financing transactions
Common shares

	For the three months ended
	April 30, 2026		April 30, 2025
($ millions)	Number of shares	Amount	Number of shares	Amount
Outstanding at beginning of period	1,232,792,128	$22,089	1,245,527,961	$22,136
Issued in relation to share-based payments, net	378,695	29	21,402	2
Repurchased for cancellation under the Normal Course Issuer Bid	(6,383,463)	(116)	–	–
Outstanding at end of period	1,226,787,360	$22,002	1,245,549,363	$22,138

	For the six months ended
	April 30, 2026		April 30, 2025
($ millions)	Number of shares	Amount	Number of shares	Amount
Outstanding at beginning of period	1,236,305,738	$22,067	1,244,435,686	$22,054
Issued in relation to share-based payments, net	1,741,732	140	1,113,677	84
Repurchased for cancellation under the Normal Course Issuer Bid	(11,260,110)	(205)	–	–
Outstanding at end of period	1,226,787,360	$22,002	1,245,549,363	$22,138
Normal Course Issuer Bid
On April 2, 2026, the Bank announced that OSFI and the Toronto Stock Exchange (TSX) approved the Bank’s new normal course issuer bid (the “2026 NCIB”) to repurchase for cancellation up to 15 million of the Bank’s common shares. Purchases under the 2026 NCIB commenced on April 7, 2026. The 2026 NCIB will terminate upon the earlier of: (i) the Bank purchasing 15 million common shares under the 2026 NCIB, (ii) the Bank providing notice of termination, or (iii) April 6, 2027. From the commencement o
f
 the 2026 NCIB on April 7, 2026 to April 30, 2026, the Bank repurchased and cancelled 2.1 million common shares at an average price of $101.66 per share for a total amount of $218 million, including tax.
On May 28, 2025, the Bank announced that OSFI and the Toronto Stock Exchange (TSX) approved a normal course issuer bid (the “2025 NCIB”) pursuant to which it may repurchase for cancellation up to 20 million of the Bank’s common shares. Th
e
2025 NCIB commenced on May 30, 2025, and terminated on April 6, 2026. From commencement of the 2025 NCIB until April 1,2026, the Bank repurchased and cancelled all of the 20 million common shares at an average price of $90.47 per share for a total amount of $1,846 million, including tax.
During the quarter ended April 30, 2026, the Bank repurchased and cancelled approximately 6.4 million common shares, including 2.1
million common shares under the 2026 NCIB, at an average price of
 $100.65 per share for a total of $655 million, including tax.